SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE (Details) - USD ($)	Sep. 30, 2021	Oct. 02, 2020	Sep. 30, 2020
Operating Lease
Operating lease right of use assets	$ 201,007
Total operating lease assets	201,007
Current operating lease liabilities	62,871
Non-current operating lease liabilities	146,703
Total operating lease obligations	$ 209,574	$ 200,000